FAIR VALUE MEASUREMENT (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,621.7	$ 2,116.7
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	823.2	1,132.0
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.2	0.2
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market funds | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.2	0.4
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		36.1
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	231.2	327.0
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	467.5	588.2
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42.0	59.1
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash and cash equivalents | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1.7	3.6
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corporate Bond Securities | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.3	0.4
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	64.0	117.0
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stocks | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	16.1
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	822.9	1,131.6
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.2	0.2
Level 1 | Money market funds | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.2	0.4
Level 1 | Common Stock | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		36.1
Level 1 | Common Stock | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	231.2	327.0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	467.5	588.2
Level 1 | Mutual funds | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42.0	59.1
Level 1 | Cash and cash equivalents | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1.7	3.6
Level 1 | Corporate Bond Securities | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	64.0	117.0
Level 1 | Common stocks | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	16.1
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.3	0.4
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Money market funds | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Common Stock | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0.0
Level 2 | Common Stock | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Mutual funds | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Cash and cash equivalents | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Corporate Bond Securities | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.3	0.4
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 2 | Common stocks | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Money market funds | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Common Stock | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0.0
Level 3 | Common Stock | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Mutual funds | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Cash and cash equivalents | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Corporate Bond Securities | Separately Managed Fund Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Common stocks | Fortive Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0.0
NAV | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 798.5	$ 984.7